GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - CGU impairment assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Impairment	$ 116	$ 1,038	$ 1,026
Property, plant and equipment	33,311	33,656
AMKR
Disclosure of information for cash-generating units [line items]
Impairment			$ 1,026
South Africa | Long Products South Africa
Disclosure of information for cash-generating units [line items]
Recoverable Amount (Value in Use)		$ 264
Impairment	112
Discount rate (in percent)		17.30%	17.50%
Property, plant and equipment		$ 86
Ukraine
Disclosure of information for cash-generating units [line items]
Property, plant and equipment	$ 700
Ukraine | AMKR
Disclosure of information for cash-generating units [line items]
Recoverable Amount (Value in Use)			$ 1,003
Impairment			1,026
Discount rate (in percent)				16.90%
Property, plant and equipment			$ 655
Ukraine | AMKR | Applied to 2023 projections
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)			47.10%
Ukraine | AMKR | Applied to subsequent projections
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)			20.00%